UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF5-QTLY-0806

1.818350.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 39.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	313,660	$ 3,879,979
Fidelity Advisor Equity Growth Fund Institutional Class (a)	44,190	2,245,723
Fidelity Advisor Equity Income Fund Institutional Class	130,588	3,845,823
Fidelity Advisor Growth & Income Fund Institutional Class	163,192	2,974,990
Fidelity Advisor Large Cap Fund Institutional Class	169,742	2,951,805
Fidelity Advisor Mid-Cap Fund Institutional Class	62,496	1,519,273
Fidelity Advisor Small Cap Fund Institutional Class	47,448	1,147,300
TOTAL DOMESTIC EQUITY FUNDS		18,564,893
International Equity Funds - 9.2%
Fidelity Advisor Diversified International Fund Institutional Class	95,956	2,174,364
Fidelity Advisor Overseas Fund Institutional Class	102,558	2,161,931
TOTAL INTERNATIONAL EQUITY FUNDS		4,336,295
TOTAL EQUITY FUNDS (Cost $21,179,089)		22,901,188
Fixed-Income Funds - 40.1%

High Yield Fixed-Income Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	255,793	2,389,107
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Advisor Government Investment Fund Institutional Class	753,105	7,267,465
Fidelity Advisor Intermediate Bond Fund Institutional Class	680,227	7,230,812
Fidelity Advisor Strategic Real Return Fund Institutional Class	199,927	2,029,262
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		16,527,539
TOTAL FIXED-INCOME FUNDS (Cost $19,375,706)		18,916,646
Short-Term Funds - 11.4%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	286,888	2,676,667
Fidelity Cash Reserves Fund	2,679,017	2,679,017
TOTAL SHORT-TERM FUNDS (Cost $5,396,374)		5,355,684
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $45,951,169)		$ 47,173,518
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $45,951,591. Net unrealized appreciation aggregated $1,221,927, of which $1,898,850 related to appreciated investment securities and $676,923 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF-QTLY-0806

1.818360.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.3%
	Shares	Value
Domestic Equity Funds - 20.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	257,931	$ 3,190,601
Fidelity Advisor Equity Growth Fund Institutional Class (a)	36,374	1,848,545
Fidelity Advisor Equity Income Fund Institutional Class	109,266	3,217,877
Fidelity Advisor Growth & Income Fund Institutional Class	134,968	2,460,465
Fidelity Advisor Large Cap Fund Institutional Class	141,680	2,463,821
Fidelity Advisor Mid-Cap Fund Institutional Class	51,530	1,252,691
Fidelity Advisor Small Cap Fund Institutional Class	38,523	931,491
TOTAL EQUITY FUNDS (Cost $13,762,528)		15,365,491
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 2.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	222,965	2,082,491
Investment Grade Fixed-Income Funds - 36.8%
Fidelity Advisor Government Investment Fund Institutional Class	1,280,028	12,352,271
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,155,799	12,286,139
Fidelity Advisor Strategic Real Return Fund Institutional Class	312,729	3,174,197
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		27,812,607
TOTAL FIXED-INCOME FUNDS (Cost $30,985,653)		29,895,098
Short-Term Funds - 40.1%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,621,388	15,127,546
Fidelity Cash Reserves Fund	15,163,070	15,163,070
TOTAL SHORT-TERM FUNDS (Cost $30,575,294)		30,290,616
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $75,323,475)		$ 75,551,205
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $75,323,720. Net unrealized appreciation aggregated $227,485, of which $1,656,677 related to appreciated investment securities and $1,429,192 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF10-QTLY-0806

1.818354.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 40.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,610,416	$ 32,290,844
Fidelity Advisor Equity Growth Fund Institutional Class (a)	364,390	18,518,283
Fidelity Advisor Equity Income Fund Institutional Class	1,104,444	32,525,877
Fidelity Advisor Growth & Income Fund Institutional Class	1,360,161	24,795,735
Fidelity Advisor Large Cap Fund Institutional Class	1,426,499	24,806,818
Fidelity Advisor Mid-Cap Fund Institutional Class	508,991	12,373,579
Fidelity Advisor Small Cap Fund Institutional Class	386,341	9,341,720
TOTAL DOMESTIC EQUITY FUNDS		154,652,856
International Equity Funds - 8.6%
Fidelity Advisor Diversified International Fund Institutional Class	730,263	16,547,752
Fidelity Advisor Overseas Fund Institutional Class	786,899	16,587,838
TOTAL INTERNATIONAL EQUITY FUNDS		33,135,590
TOTAL EQUITY FUNDS (Cost $171,209,093)		187,788,446
Fixed-Income Funds - 41.6%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,037,196	19,027,414
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Advisor Government Investment Fund Institutional Class	6,735,508	64,997,655
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,111,480	64,965,029
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,124,234	11,410,971
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		141,373,655
TOTAL FIXED-INCOME FUNDS (Cost $165,714,937)		160,401,069
Short-Term Funds - 9.7%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	1,999,464	18,655,000
Fidelity Cash Reserves Fund	18,707,927	18,707,927
TOTAL SHORT-TERM FUNDS (Cost $37,688,080)		37,362,927
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $374,612,110)		$ 385,552,442
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $374,616,961. Net unrealized appreciation aggregated $10,935,481, of which $17,610,101 related to appreciated investment securities and $6,674,620 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF15-QTLY-0806

1.818355.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.3%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,101,494	$ 38,365,479
Fidelity Advisor Equity Growth Fund Institutional Class (a)	436,218	22,168,593
Fidelity Advisor Equity Income Fund Institutional Class	1,311,987	38,638,011
Fidelity Advisor Growth & Income Fund Institutional Class	1,619,070	29,515,646
Fidelity Advisor Large Cap Fund Institutional Class	1,701,335	29,586,209
Fidelity Advisor Mid-Cap Fund Institutional Class	615,520	14,963,297
Fidelity Advisor Small Cap Fund Institutional Class	461,652	11,162,744
TOTAL DOMESTIC EQUITY FUNDS		184,399,979
International Equity Funds - 11.0%
Fidelity Advisor Diversified International Fund Institutional Class	943,549	21,380,827
Fidelity Advisor Overseas Fund Institutional Class	1,010,828	21,308,254
TOTAL INTERNATIONAL EQUITY FUNDS		42,689,081
TOTAL EQUITY FUNDS (Cost $212,138,391)		227,089,060
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,607,930	24,358,068
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Advisor Government Investment Fund Institutional Class	5,690,729	54,915,533
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,160,277	54,853,746
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,153,993	11,713,024
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		121,482,303
TOTAL FIXED-INCOME FUNDS (Cost $149,720,404)		145,840,371
Short-Term Funds - 4.3%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	900,708	8,403,604
Fidelity Cash Reserves Fund	8,417,769	8,417,769
TOTAL SHORT-TERM FUNDS (Cost $16,922,746)		16,821,373
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $378,781,541)		$ 389,750,804
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $378,783,328. Net unrealized appreciation aggregated $10,967,476, of which $16,673,376 related to appreciated investment securities and $5,705,900 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF20-QTLY-0806

1.818359.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.7%
	Shares	Value
Domestic Equity Funds - 55.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	7,429,975	$ 91,908,788
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,045,130	53,113,520
Fidelity Advisor Equity Income Fund Institutional Class	3,142,283	92,540,241
Fidelity Advisor Growth & Income Fund Institutional Class	3,876,467	70,667,984
Fidelity Advisor Large Cap Fund Institutional Class	4,075,807	70,878,292
Fidelity Advisor Mid-Cap Fund Institutional Class	1,475,487	35,869,087
Fidelity Advisor Small Cap Fund Institutional Class	1,103,232	26,676,143
TOTAL DOMESTIC EQUITY FUNDS		441,654,055
International Equity Funds - 12.9%
Fidelity Advisor Diversified International Fund Institutional Class	2,249,154	50,965,841
Fidelity Advisor Overseas Fund Institutional Class	2,413,628	50,879,283
TOTAL INTERNATIONAL EQUITY FUNDS		101,845,124
TOTAL EQUITY FUNDS (Cost $496,913,086)		543,499,179
Fixed-Income Funds - 31.1%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,171,468	57,641,507
Investment Grade Fixed-Income Funds - 23.8%
Fidelity Advisor Government Investment Fund Institutional Class	8,879,696	85,689,066
Fidelity Advisor Intermediate Bond Fund Institutional Class	8,054,161	85,615,730
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,697,062	17,225,181
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		188,529,977
TOTAL FIXED-INCOME FUNDS (Cost $252,734,089)		246,171,484
Short-Term Funds - 0.2%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	71,653	668,522
Fidelity Cash Reserves Fund	670,780	670,780
TOTAL SHORT-TERM FUNDS (Cost $1,345,653)		1,339,302
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $750,992,828)		$ 791,009,965
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $750,994,361. Net unrealized appreciation aggregated $40,015,604, of which $50,167,854 related to appreciated investment securities and $10,152,250 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF25-QTLY-0806

1.818367.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.6%
	Shares	Value
Domestic Equity Funds - 58.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,976,651	$ 36,821,174
Fidelity Advisor Equity Growth Fund Institutional Class (a)	418,964	21,291,750
Fidelity Advisor Equity Income Fund Institutional Class	1,259,231	37,084,357
Fidelity Advisor Growth & Income Fund Institutional Class	1,554,509	28,338,700
Fidelity Advisor Large Cap Fund Institutional Class	1,632,383	28,387,139
Fidelity Advisor Mid-Cap Fund Institutional Class	591,775	14,386,040
Fidelity Advisor Small Cap Fund Institutional Class	443,985	10,735,548
TOTAL DOMESTIC EQUITY FUNDS		177,044,708
International Equity Funds - 13.9%
Fidelity Advisor Diversified International Fund Institutional Class	925,237	20,965,876
Fidelity Advisor Overseas Fund Institutional Class	989,459	20,857,790
TOTAL INTERNATIONAL EQUITY FUNDS		41,823,666
TOTAL EQUITY FUNDS (Cost $204,597,175)		218,868,374
Fixed-Income Funds - 27.4%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,361,407	22,055,543
Investment Grade Fixed-Income Funds - 20.1%
Fidelity Advisor Government Investment Fund Institutional Class	2,816,417	27,178,428
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,553,008	27,138,480
Fidelity Advisor Strategic Real Return Fund Institutional Class	609,262	6,184,012
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		60,500,920
TOTAL FIXED-INCOME FUNDS (Cost $84,473,755)		82,556,463
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $289,070,930)		$ 301,424,837
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $289,071,655. Net unrealized appreciation aggregated $12,353,182, of which $15,937,203 related to appreciated investment securities and $3,584,021 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF30-QTLY-0806

1.818364.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.2%
	Shares	Value
Domestic Equity Funds - 66.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	5,306,974	$ 65,647,272
Fidelity Advisor Equity Growth Fund Institutional Class (a)	747,396	37,982,662
Fidelity Advisor Equity Income Fund Institutional Class	2,244,875	66,111,581
Fidelity Advisor Growth & Income Fund Institutional Class	2,772,472	50,542,161
Fidelity Advisor Large Cap Fund Institutional Class	2,910,791	50,618,652
Fidelity Advisor Mid-Cap Fund Institutional Class	1,055,843	25,667,552
Fidelity Advisor Small Cap Fund Institutional Class	791,323	19,134,185
TOTAL DOMESTIC EQUITY FUNDS		315,704,065
International Equity Funds - 15.8%
Fidelity Advisor Diversified International Fund Institutional Class	1,663,777	37,701,196
Fidelity Advisor Overseas Fund Institutional Class	1,780,004	37,522,486
TOTAL INTERNATIONAL EQUITY FUNDS		75,223,682
TOTAL EQUITY FUNDS (Cost $360,543,177)		390,927,747
Fixed-Income Funds - 17.8%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,723,806	34,780,346
Investment Grade Fixed-Income Funds - 10.5%
Fidelity Advisor Government Investment Fund Institutional Class	2,337,248	22,554,441
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,120,581	22,541,772
Fidelity Advisor Strategic Real Return Fund Institutional Class	483,956	4,912,156
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		50,008,369
TOTAL FIXED-INCOME FUNDS (Cost $86,657,884)		84,788,715
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $447,201,061)		$ 475,716,462
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $447,201,720. Net unrealized appreciation aggregated $28,514,742, of which $33,167,042 related to appreciated investment securities and $4,652,300 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF35-QTLY-0806

1.818365.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.1%
	Shares	Value
Domestic Equity Funds - 66.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,643,146	$ 20,325,711
Fidelity Advisor Equity Growth Fund Institutional Class (a)	230,369	11,707,373
Fidelity Advisor Equity Income Fund Institutional Class	689,608	20,308,949
Fidelity Advisor Growth & Income Fund Institutional Class	864,506	15,759,937
Fidelity Advisor Large Cap Fund Institutional Class	903,440	15,710,820
Fidelity Advisor Mid-Cap Fund Institutional Class	326,838	7,945,443
Fidelity Advisor Small Cap Fund Institutional Class	246,247	5,954,246
TOTAL DOMESTIC EQUITY FUNDS		97,712,479
International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	537,061	12,169,810
Fidelity Advisor Overseas Fund Institutional Class	574,680	12,114,250
TOTAL INTERNATIONAL EQUITY FUNDS		24,284,060
TOTAL EQUITY FUNDS (Cost $115,439,315)		121,996,539
Fixed-Income Funds - 16.9%

High Yield Fixed-Income Funds - 7.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,241,031	11,591,233
Investment Grade Fixed-Income Funds - 9.0%
Fidelity Advisor Government Investment Fund Institutional Class	596,206	5,753,391
Fidelity Advisor Intermediate Bond Fund Institutional Class	542,795	5,769,915
Fidelity Advisor Strategic Real Return Fund Institutional Class	165,713	1,681,988
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		13,205,294
TOTAL FIXED-INCOME FUNDS (Cost $25,302,001)		24,796,527
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $140,741,316)		$ 146,793,066
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $140,741,454. Net unrealized appreciation aggregated $6,051,612, of which $7,752,453 related to appreciated investment securities and $1,700,841 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF40-QTLY-0806

1.818366.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 68.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	4,406,637	$ 54,510,102
Fidelity Advisor Equity Growth Fund Institutional Class (a)	615,542	31,281,858
Fidelity Advisor Equity Income Fund Institutional Class	1,863,102	54,868,364
Fidelity Advisor Growth & Income Fund Institutional Class	2,291,333	41,771,006
Fidelity Advisor Large Cap Fund Institutional Class	2,402,844	41,785,464
Fidelity Advisor Mid-Cap Fund Institutional Class	905,408	22,010,462
Fidelity Advisor Small Cap Fund Institutional Class	657,304	15,893,611
TOTAL DOMESTIC EQUITY FUNDS		262,120,867
International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	1,458,654	33,053,109
Fidelity Advisor Overseas Fund Institutional Class	1,554,401	32,766,766
TOTAL INTERNATIONAL EQUITY FUNDS		65,819,875
TOTAL EQUITY FUNDS (Cost $304,365,902)		327,940,742
Fixed-Income Funds - 15.0%

High Yield Fixed-Income Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,021,037	37,556,489
Investment Grade Fixed-Income Funds - 5.2%
Fidelity Advisor Government Investment Fund Institutional Class	932,527	8,998,889
Fidelity Advisor Intermediate Bond Fund Institutional Class	846,049	8,993,504
Fidelity Advisor Strategic Real Return Fund Institutional Class	213,010	2,162,052
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		20,154,445
TOTAL FIXED-INCOME FUNDS (Cost $58,642,229)		57,710,934
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $363,008,131)		$ 385,651,676
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $363,008,795. Net unrealized appreciation aggregated $22,642,881, of which $26,038,553 related to appreciated investment securities and $3,395,672 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF45-QTLY-0806

1.833434.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.8%
	Shares	Value
Domestic Equity Funds - 69.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	5,853	$ 72,402
Fidelity Advisor Equity Growth Fund Institutional Class (a)	807	41,001
Fidelity Advisor Equity Income Fund Institutional Class	2,465	72,604
Fidelity Advisor Growth & Income Fund Institutional Class	3,003	54,740
Fidelity Advisor Large Cap Fund Institutional Class	3,151	54,797
Fidelity Advisor Mid-Cap Fund Institutional Class	1,128	27,414
Fidelity Advisor Small Cap Fund Institutional Class	868	20,992
TOTAL DOMESTIC EQUITY FUNDS		343,950
International Equity Funds - 19.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,134	48,347
Fidelity Advisor Overseas Fund Institutional Class	2,308	48,663
TOTAL INTERNATIONAL EQUITY FUNDS		97,010
TOTAL EQUITY FUNDS (Cost $447,571)		440,960
Fixed-Income Funds - 11.2%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,236	48,905
Investment Grade Fixed-Income Funds - 1.3%
Fidelity Advisor Government Investment Fund Institutional Class	314	3,034
Fidelity Advisor Intermediate Bond Fund Institutional Class	285	3,030
Fidelity Advisor Strategic Real Return Fund Institutional Class	50	505
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,569
TOTAL FIXED-INCOME FUNDS (Cost $57,287)		55,474
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $504,858)		$ 496,434
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $504,858. Net unrealized depreciation aggregated $8,424, of which $87 related to appreciated investment securities and $8,511 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

AFF50-QTLY-0806

1.833438.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.2%
	Shares	Value
Domestic Equity Funds - 70.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	7,024	$ 86,885
Fidelity Advisor Equity Growth Fund Institutional Class (a)	976	49,597
Fidelity Advisor Equity Income Fund Institutional Class	2,962	87,221
Fidelity Advisor Growth & Income Fund Institutional Class	3,649	66,513
Fidelity Advisor Large Cap Fund Institutional Class	3,830	66,606
Fidelity Advisor Mid-Cap Fund Institutional Class	1,376	33,441
Fidelity Advisor Small Cap Fund Institutional Class	1,040	25,146
TOTAL DOMESTIC EQUITY FUNDS		415,409
International Equity Funds - 20.1%
Fidelity Advisor Diversified International Fund Institutional Class	2,625	59,487
Fidelity Advisor Overseas Fund Institutional Class	2,833	59,729
TOTAL INTERNATIONAL EQUITY FUNDS		119,216
TOTAL EQUITY FUNDS (Cost $538,456)		534,625
Fixed-Income Funds - 9.8%

High Yield Fixed-Income Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $60,093)	6,247	58,348
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $598,549)		$ 592,973
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $598,547. Net unrealized depreciation aggregated $5,574, of which $3,025 related to appreciated investment securities and $8,599 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

June 30, 2006

FRI-QTLY-0806

1.818362.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 20.2%
Fidelity Blue Chip Growth Fund	1,538,429	$ 64,537,109
Fidelity Disciplined Equity Fund	2,284,217	65,534,200
Fidelity Equity-Income Fund	1,199,620	65,259,334
Fidelity Fund	380,748	12,393,348
Fidelity Growth & Income Portfolio	2,079,609	72,079,238
Fidelity Growth Company Fund (a)	643,231	41,218,217
Fidelity Mid-Cap Stock Fund	1,483,293	42,125,526
Fidelity OTC Portfolio (a)	888,407	32,311,363
Fidelity Small Cap Growth Fund	164,742	2,245,440
Fidelity Small Cap Independence Fund	407,666	8,760,748
Fidelity Small Cap Value Fund	162,809	2,233,739
Fidelity Value Fund	354,247	27,843,795
TOTAL EQUITY FUNDS (Cost $373,186,353)		436,542,057
Fixed-Income Funds - 39.1%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	3,451,454	29,026,726
Fidelity High Income Fund	3,515,388	30,689,341
TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,716,067
Investment Grade Fixed-Income Funds - 36.4%
Fidelity Government Income Fund	23,763,121	234,304,373
Fidelity Intermediate Bond Fund	16,905,311	170,405,533
Fidelity Investment Grade Bond Fund	40,077,114	288,154,449
Fidelity Strategic Real Return Fund	9,072,797	92,179,616
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		785,043,971
TOTAL FIXED-INCOME FUNDS (Cost $860,358,445)		844,760,038
Short-Term Funds - 40.7%

Fidelity Retirement Money Market Portfolio	437,551,814	437,551,814
Fidelity Short-Term Bond Fund	50,066,725	440,086,514
TOTAL SHORT-TERM FUNDS (Cost $880,105,232)		877,638,328
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,113,650,030)		$ 2,158,940,423
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,114,762,331. Net unrealized appreciation aggregated $44,178,092, of which $69,774,177 related to appreciated investment securities and $25,596,085 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

June 30, 2006

F00-QTLY-0806

1.818351.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.4%
	Shares	Value
Domestic Equity Funds - 26.5%
Fidelity Blue Chip Growth Fund	1,461,137	$ 61,294,712
Fidelity Disciplined Equity Fund	2,178,817	62,510,264
Fidelity Equity-Income Fund	1,147,425	62,419,932
Fidelity Fund	328,265	10,685,015
Fidelity Growth & Income Portfolio	1,976,819	68,516,540
Fidelity Growth Company Fund (a)	613,253	39,297,254
Fidelity Mid-Cap Stock Fund	1,412,916	40,126,821
Fidelity OTC Portfolio (a)	845,743	30,759,670
Fidelity Small Cap Growth Fund	154,378	2,104,171
Fidelity Small Cap Independence Fund	376,280	8,086,247
Fidelity Small Cap Value Fund	152,533	2,092,754
Fidelity Value Fund	332,001	26,095,256
TOTAL DOMESTIC EQUITY FUNDS		413,988,636
International Equity Funds - 0.9%
Fidelity Diversified International Fund	100,686	3,547,170
Fidelity Europe Fund	126,372	4,970,227
Fidelity Japan Fund	84,485	1,454,837
Fidelity Overseas Fund	80,357	3,558,219
Fidelity Southeast Asia Fund	28,380	653,867
TOTAL INTERNATIONAL EQUITY FUNDS		14,184,320
TOTAL EQUITY FUNDS (Cost $376,911,514)		428,172,956
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	2,513,630	21,139,631
Fidelity High Income Fund	2,573,925	22,470,361
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,609,992
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Government Income Fund	15,296,924	150,827,671
Fidelity Intermediate Bond Fund	10,778,246	108,644,720
Fidelity Investment Grade Bond Fund	25,610,353	184,138,439
Fidelity Strategic Real Return Fund	5,780,406	58,728,924
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		502,339,754
TOTAL FIXED-INCOME FUNDS (Cost $545,459,452)		545,949,746
Short-Term Funds - 37.7%
	Shares	Value
Fidelity Retirement Money Market Portfolio	289,886,526	$ 289,886,526
Fidelity Short-Term Bond Fund	34,122,039	299,932,722
TOTAL SHORT-TERM FUNDS (Cost $591,163,330)		589,819,248
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,513,534,296)		$ 1,563,941,950
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,515,134,280. Net unrealized appreciation aggregated $48,807,670, of which $60,927,921 related to appreciated investment securities and $12,120,251 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

June 30, 2006

F05-QTLY-0806

1.818352.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 39.9%
Fidelity Blue Chip Growth Fund	831,348	$ 34,875,057
Fidelity Disciplined Equity Fund	1,227,568	35,218,938
Fidelity Equity-Income Fund	643,772	35,021,186
Fidelity Fund	185,116	6,025,528
Fidelity Growth & Income Portfolio	1,123,036	38,924,424
Fidelity Growth Company Fund (a)	348,441	22,328,091
Fidelity Mid-Cap Stock Fund	795,408	22,589,581
Fidelity OTC Portfolio (a)	481,965	17,529,065
Fidelity Small Cap Growth Fund	89,256	1,216,558
Fidelity Small Cap Independence Fund	223,542	4,803,923
Fidelity Small Cap Value Fund	88,158	1,209,526
Fidelity Value Fund	193,067	15,175,084
TOTAL DOMESTIC EQUITY FUNDS		234,916,961
International Equity Funds - 8.6%
Fidelity Diversified International Fund	357,937	12,610,121
Fidelity Europe Fund	447,259	17,590,701
Fidelity Japan Fund	296,232	5,101,108
Fidelity Overseas Fund	285,728	12,652,056
Fidelity Southeast Asia Fund	109,305	2,518,381
TOTAL INTERNATIONAL EQUITY FUNDS		50,472,367
TOTAL EQUITY FUNDS (Cost $270,088,316)		285,389,328
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 9.0%
Fidelity Capital & Income Fund	1,672,524	14,065,928
Fidelity High Income Fund	1,722,797	15,040,015
TOTAL HIGH YIELD FIXED-INCOME FUNDS		29,105,943
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund	6,436,062	63,459,569
Fidelity Intermediate Bond Fund	4,354,231	43,890,653
Fidelity Investment Grade Bond Fund	10,295,867	74,027,286
Fidelity Strategic Real Return Fund	2,349,188	23,867,750
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		205,245,258
TOTAL FIXED-INCOME FUNDS (Cost $240,308,405)		234,351,201
Short-Term Funds - 11.6%
	Shares	Value
Fidelity Retirement Money Market Portfolio	34,841,399	$ 34,841,399
Fidelity Short-Term Bond Fund	3,788,159	33,297,919
TOTAL SHORT-TERM FUNDS (Cost $68,356,212)		68,139,318
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $578,752,933)		$ 587,879,847
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $578,753,270. Net unrealized appreciation aggregated $9,126,577, of which $19,636,084 related to appreciated investment securities and $10,509,507 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

June 30, 2006

F10-QTLY-0806

1.818356.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.9%
	Shares	Value
Domestic Equity Funds - 41.0%
Fidelity Blue Chip Growth Fund	15,038,321	$ 630,857,565
Fidelity Disciplined Equity Fund	22,524,135	646,217,430
Fidelity Equity-Income Fund	11,902,720	647,507,963
Fidelity Fund	8,239,155	268,184,506
Fidelity Growth & Income Portfolio	20,548,441	712,208,969
Fidelity Growth Company Fund (a)	6,350,808	406,959,797
Fidelity Mid-Cap Stock Fund	14,916,878	423,639,326
Fidelity OTC Portfolio (a)	8,406,918	305,759,616
Fidelity Small Cap Growth Fund	1,478,379	20,150,307
Fidelity Small Cap Independence Fund	3,727,552	80,105,098
Fidelity Small Cap Value Fund	1,515,305	20,789,985
Fidelity Value Fund	3,384,943	266,056,553
TOTAL DOMESTIC EQUITY FUNDS		4,428,437,115
International Equity Funds - 7.9%
Fidelity Diversified International Fund	6,055,998	213,352,815
Fidelity Europe Fund	7,577,087	298,006,824
Fidelity Japan Fund	4,767,001	82,087,750
Fidelity Overseas Fund	4,823,205	213,571,521
Fidelity Southeast Asia Fund	1,833,669	42,247,734
TOTAL INTERNATIONAL EQUITY FUNDS		849,266,644
TOTAL EQUITY FUNDS (Cost $4,597,809,599)		5,277,703,759
Fixed-Income Funds - 41.4%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	33,285,928	279,934,656
Fidelity High Income Fund	30,817,502	269,036,792
TOTAL HIGH YIELD FIXED-INCOME FUNDS		548,971,448
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund	124,813,173	1,230,657,882
Fidelity Intermediate Bond Fund	86,663,936	873,572,471
Fidelity Investment Grade Bond Fund	196,634,245	1,413,800,219
Fidelity Strategic Real Return Fund	40,019,175	406,594,814
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,924,625,386
TOTAL FIXED-INCOME FUNDS (Cost $4,521,193,647)		4,473,596,834
Short-Term Funds - 9.7%
	Shares	Value
Fidelity Retirement Money Market Portfolio	527,851,500	$ 527,851,500
Fidelity Short-Term Bond Fund	59,699,325	524,757,063
TOTAL SHORT-TERM FUNDS (Cost $1,055,739,445)		1,052,608,563
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,174,742,691)		$ 10,803,909,156
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $10,196,023,614. Net unrealized appreciation aggregated $607,885,542, of which $834,328,025 related to appreciated investment securities and $226,442,483 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

June 30, 2006

F15-QTLY-0806

1.818357.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.8%
	Shares	Value
Domestic Equity Funds - 48.0%
Fidelity Blue Chip Growth Fund	5,184,273	$ 217,480,248
Fidelity Disciplined Equity Fund	7,661,954	219,821,455
Fidelity Equity-Income Fund	4,000,189	217,610,290
Fidelity Fund	1,585,678	51,613,820
Fidelity Growth & Income Portfolio	6,980,917	241,958,586
Fidelity Growth Company Fund (a)	2,189,119	140,278,755
Fidelity Mid-Cap Stock Fund	4,945,325	140,447,222
Fidelity OTC Portfolio (a)	3,018,209	109,772,243
Fidelity Small Cap Growth Fund	547,352	7,460,411
Fidelity Small Cap Independence Fund	1,393,700	29,950,610
Fidelity Small Cap Value Fund	536,072	7,354,905
Fidelity Value Fund	1,133,840	89,119,789
TOTAL DOMESTIC EQUITY FUNDS		1,472,868,334
International Equity Funds - 10.8%
Fidelity Diversified International Fund	2,357,389	83,050,823
Fidelity Europe Fund	2,941,361	115,683,718
Fidelity Japan Fund	1,959,541	33,743,292
Fidelity Overseas Fund	1,883,011	83,379,738
Fidelity Southeast Asia Fund	718,170	16,546,635
TOTAL INTERNATIONAL EQUITY FUNDS		332,404,206
TOTAL EQUITY FUNDS (Cost $1,714,891,046)		1,805,272,540
Fixed-Income Funds - 36.7%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	11,313,553	95,146,978
Fidelity High Income Fund	11,350,087	99,086,256
TOTAL HIGH YIELD FIXED-INCOME FUNDS		194,233,234
Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund	28,935,348	285,302,534
Fidelity Intermediate Bond Fund	20,257,475	204,195,346
Fidelity Investment Grade Bond Fund	46,317,790	333,024,910
Fidelity Strategic Real Return Fund	10,823,974	109,971,578
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		932,494,368
TOTAL FIXED-INCOME FUNDS (Cost $1,150,683,630)		1,126,727,602
Short-Term Funds - 4.5%
	Shares	Value
Fidelity Retirement Money Market Portfolio	72,865,174	$ 72,865,174
Fidelity Short-Term Bond Fund	7,546,607	66,334,676
TOTAL SHORT-TERM FUNDS (Cost $139,571,307)		139,199,850
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,005,145,983)		$ 3,071,199,992
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,005,146,131. Net unrealized appreciation aggregated $66,053,861, of which $118,258,724 related to appreciated investment securities and $52,204,863 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

June 30, 2006

F20-QTLY-0806

1.818361.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.4%
	Shares	Value
Domestic Equity Funds - 57.3%
Fidelity Blue Chip Growth Fund	27,964,908	$ 1,173,127,890
Fidelity Disciplined Equity Fund	41,417,551	1,188,269,551
Fidelity Equity-Income Fund	21,802,970	1,186,081,585
Fidelity Fund	15,431,063	502,281,099
Fidelity Growth & Income Portfolio	38,012,396	1,317,509,639
Fidelity Growth Company Fund (a)	11,710,668	750,419,596
Fidelity Mid-Cap Stock Fund	26,481,877	752,085,306
Fidelity OTC Portfolio (a)	15,717,054	571,629,270
Fidelity Small Cap Growth Fund	2,833,590	38,621,828
Fidelity Small Cap Independence Fund	7,245,724	155,710,606
Fidelity Small Cap Value Fund	2,847,449	39,067,000
Fidelity Value Fund	6,359,841	499,883,529
TOTAL DOMESTIC EQUITY FUNDS		8,174,686,899
International Equity Funds - 12.1%
Fidelity Diversified International Fund	12,308,026	433,611,771
Fidelity Europe Fund	15,391,241	605,337,513
Fidelity Japan Fund	9,864,580	169,868,064
Fidelity Overseas Fund	9,815,379	434,624,986
Fidelity Southeast Asia Fund	3,727,309	85,877,195
TOTAL INTERNATIONAL EQUITY FUNDS		1,729,319,529
TOTAL EQUITY FUNDS (Cost $8,570,504,129)		9,904,006,428
Fixed-Income Funds - 30.4%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	61,729,456	519,144,723
Fidelity High Income Fund	59,999,783	523,798,102
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,042,942,825
Investment Grade Fixed-Income Funds - 23.1%
Fidelity Government Income Fund	103,263,540	1,018,178,503
Fidelity Intermediate Bond Fund	72,260,442	728,385,255
Fidelity Investment Grade Bond Fund	164,590,421	1,183,405,123
Fidelity Strategic Real Return Fund	36,031,616	366,081,218
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,296,050,099
TOTAL FIXED-INCOME FUNDS (Cost $4,381,602,699)		4,338,992,924
Short-Term Funds - 0.2%
	Shares	Value
Fidelity Retirement Money Market Portfolio	11,735,943	$ 11,735,943
Fidelity Short-Term Bond Fund	1,192,200	10,479,441
TOTAL SHORT-TERM FUNDS (Cost $22,283,450)		22,215,384
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,974,390,278)		$ 14,265,214,736
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $12,988,686,583. Net unrealized appreciation aggregated $1,276,528,153, of which $1,548,531,748 related to appreciated investment securities and $272,003,595 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

June 30, 2006

F25-QTLY-0806

1.818369.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 73.1%
	Shares	Value
Domestic Equity Funds - 59.4%
Fidelity Blue Chip Growth Fund	5,109,166	$ 214,329,523
Fidelity Disciplined Equity Fund	7,544,808	216,460,549
Fidelity Equity-Income Fund	3,940,280	214,351,250
Fidelity Fund	1,477,913	48,106,061
Fidelity Growth & Income Portfolio	6,873,494	238,235,316
Fidelity Growth Company Fund (a)	2,158,819	138,337,122
Fidelity Mid-Cap Stock Fund	4,895,635	139,036,032
Fidelity OTC Portfolio (a)	2,998,840	109,067,814
Fidelity Small Cap Growth Fund	542,654	7,396,369
Fidelity Small Cap Independence Fund	1,379,674	29,649,199
Fidelity Small Cap Value Fund	530,321	7,276,005
Fidelity Value Fund	1,120,992	88,109,988
TOTAL DOMESTIC EQUITY FUNDS		1,450,355,228
International Equity Funds - 13.7%
Fidelity Diversified International Fund	2,374,982	83,670,620
Fidelity Europe Fund	2,960,728	116,445,446
Fidelity Japan Fund	1,988,269	34,237,986
Fidelity Overseas Fund	1,895,951	83,952,688
Fidelity Southeast Asia Fund	730,590	16,832,793
TOTAL INTERNATIONAL EQUITY FUNDS		335,139,533
TOTAL EQUITY FUNDS (Cost $1,699,814,206)		1,785,494,761
Fixed-Income Funds - 26.9%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	10,428,250	87,701,582
Fidelity High Income Fund	10,580,806	92,370,437
TOTAL HIGH YIELD FIXED-INCOME FUNDS		180,072,019
Investment Grade Fixed-Income Funds - 19.5%
Fidelity Government Income Fund	14,763,252	145,565,667
Fidelity Intermediate Bond Fund	10,359,204	104,420,774
Fidelity Investment Grade Bond Fund	23,706,874	170,452,423
Fidelity Strategic Real Return Fund	5,688,222	57,792,334
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		478,231,198
TOTAL FIXED-INCOME FUNDS (Cost $670,587,600)		658,303,217
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,370,401,806)		$ 2,443,797,978
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,370,401,919. Net unrealized appreciation aggregated $73,396,059, of which $112,264,521 related to appreciated investment securities and $38,868,462 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

June 30, 2006

F30-QTLY-0806

1.818370.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.6%
	Shares	Value
Domestic Equity Funds - 67.8%
Fidelity Blue Chip Growth Fund	20,489,909	$ 859,551,670
Fidelity Disciplined Equity Fund	30,384,929	871,743,609
Fidelity Equity-Income Fund	15,999,756	870,386,732
Fidelity Fund	10,109,361	329,059,688
Fidelity Growth & Income Portfolio	27,854,640	965,441,835
Fidelity Growth Company Fund (a)	8,574,747	549,469,799
Fidelity Mid-Cap Stock Fund	19,235,827	546,297,484
Fidelity OTC Portfolio (a)	11,538,479	419,654,480
Fidelity Small Cap Growth Fund	2,089,600	28,481,252
Fidelity Small Cap Independence Fund	5,329,138	114,523,176
Fidelity Small Cap Value Fund	2,093,248	28,719,362
Fidelity Value Fund	4,673,490	367,336,287
TOTAL DOMESTIC EQUITY FUNDS		5,950,665,374
International Equity Funds - 14.8%
Fidelity Diversified International Fund	9,253,086	325,986,215
Fidelity Europe Fund	11,537,929	453,786,748
Fidelity Japan Fund	7,423,936	127,840,183
Fidelity Overseas Fund	7,381,307	326,844,256
Fidelity Southeast Asia Fund	2,806,728	64,667,021
TOTAL INTERNATIONAL EQUITY FUNDS		1,299,124,423
TOTAL EQUITY FUNDS (Cost $6,394,517,538)		7,249,789,797
Fixed-Income Funds - 17.4%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	38,219,486	321,425,880
Fidelity High Income Fund	37,148,239	324,304,123
TOTAL HIGH YIELD FIXED-INCOME FUNDS		645,730,003
Investment Grade Fixed-Income Funds - 10.0%
Fidelity Government Income Fund	27,661,515	272,742,534
Fidelity Intermediate Bond Fund	19,365,228	195,201,495
Fidelity Investment Grade Bond Fund	44,127,199	317,274,561
Fidelity Strategic Real Return Fund	9,591,457	97,449,208
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		882,667,798
TOTAL FIXED-INCOME FUNDS (Cost $1,534,368,390)		1,528,397,801
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,928,885,928)		$ 8,778,187,598
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $7,938,039,195. Net unrealized appreciation aggregated $840,148,403, of which $1,044,563,063 related to appreciated investment securities and $204,414,660 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

June 30, 2006

F35-QTLY-0806

1.818371.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.3%
	Shares	Value
Domestic Equity Funds - 67.2%
Fidelity Blue Chip Growth Fund	3,221,821	$ 135,155,371
Fidelity Disciplined Equity Fund	4,752,966	136,362,596
Fidelity Equity-Income Fund	2,490,085	135,460,614
Fidelity Fund	820,473	26,706,392
Fidelity Growth & Income Portfolio	4,326,383	149,952,438
Fidelity Growth Company Fund (a)	1,354,254	86,780,587
Fidelity Mid-Cap Stock Fund	3,082,433	87,541,110
Fidelity OTC Portfolio (a)	1,878,239	68,311,567
Fidelity Small Cap Growth Fund	340,167	4,636,480
Fidelity Small Cap Independence Fund	872,038	18,740,094
Fidelity Small Cap Value Fund	335,728	4,606,191
Fidelity Value Fund	707,997	55,648,586
TOTAL DOMESTIC EQUITY FUNDS		909,902,026
International Equity Funds - 16.1%
Fidelity Diversified International Fund	1,543,578	54,380,267
Fidelity Europe Fund	1,923,057	75,633,828
Fidelity Japan Fund	1,293,576	22,275,371
Fidelity Overseas Fund	1,230,847	54,501,913
Fidelity Southeast Asia Fund	475,138	10,947,187
TOTAL INTERNATIONAL EQUITY FUNDS		217,738,566
TOTAL EQUITY FUNDS (Cost $1,076,454,554)		1,127,640,592
Fixed-Income Funds - 16.7%

High Yield Fixed-Income Funds - 8.0%
Fidelity Capital & Income Fund	6,372,237	53,590,516
Fidelity High Income Fund	6,385,777	55,747,834
TOTAL HIGH YIELD FIXED-INCOME FUNDS		109,338,350
Investment Grade Fixed-Income Funds - 8.7%
Fidelity Government Income Fund	3,631,887	35,810,409
Fidelity Intermediate Bond Fund	2,537,823	25,581,257
Fidelity Investment Grade Bond Fund	5,804,099	41,731,473
Fidelity Strategic Real Return Fund	1,417,325	14,400,026
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		117,523,165
TOTAL FIXED-INCOME FUNDS (Cost $230,312,078)		226,861,515
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,306,766,632)		$ 1,354,502,107
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,306,766,729. Net unrealized appreciation aggregated $47,735,378, of which $67,772,582 related to appreciated investment securities and $20,037,204 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

June 30, 2006

F40-QTLY-0806

1.818372.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.9%
	Shares	Value
Domestic Equity Funds - 68.7%
Fidelity Blue Chip Growth Fund	9,877,320	$ 414,353,569
Fidelity Disciplined Equity Fund	14,657,896	420,535,027
Fidelity Equity-Income Fund	7,680,169	417,801,179
Fidelity Fund	3,873,267	126,074,845
Fidelity Growth & Income Portfolio	13,324,512	461,827,598
Fidelity Growth Company Fund (a)	4,139,580	265,264,293
Fidelity Mid-Cap Stock Fund	9,336,972	265,170,013
Fidelity OTC Portfolio (a)	5,674,487	206,381,091
Fidelity Small Cap Growth Fund	1,020,696	13,912,080
Fidelity Small Cap Independence Fund	2,609,609	56,080,504
Fidelity Small Cap Value Fund	1,016,046	13,940,152
Fidelity Value Fund	2,148,511	168,872,958
TOTAL DOMESTIC EQUITY FUNDS		2,830,213,309
International Equity Funds - 16.2%
Fidelity Diversified International Fund	4,726,529	166,515,611
Fidelity Europe Fund	5,918,369	232,769,437
Fidelity Japan Fund	3,866,445	66,580,174
Fidelity Overseas Fund	3,769,940	166,932,940
Fidelity Southeast Asia Fund	1,427,814	32,896,842
TOTAL INTERNATIONAL EQUITY FUNDS		665,695,004
TOTAL EQUITY FUNDS (Cost $3,085,627,008)		3,495,908,313
Fixed-Income Funds - 15.1%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	24,226,694	203,746,495
Fidelity High Income Fund	23,633,469	206,320,182
TOTAL HIGH YIELD FIXED-INCOME FUNDS		410,066,677
Investment Grade Fixed-Income Funds - 5.2%
Fidelity Government Income Fund	6,580,110	64,879,881
Fidelity Intermediate Bond Fund	4,620,700	46,576,655
Fidelity Investment Grade Bond Fund	10,570,744	76,003,646
Fidelity Strategic Real Return Fund	2,345,519	23,830,472
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		211,290,654
TOTAL FIXED-INCOME FUNDS (Cost $617,465,880)		621,357,331
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,703,092,888)		$ 4,117,265,644
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,703,935,673. Net unrealized appreciation aggregated $413,329,971, of which $462,006,363 related to appreciated investment securities and $48,676,392 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

June 30, 2006

F45-QTLY-0806

1.833436.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.6%
	Shares	Value
Domestic Equity Funds - 68.0%
Fidelity Blue Chip Growth Fund	8,821	$ 370,044
Fidelity Disciplined Equity Fund	13,005	373,121
Fidelity Equity-Income Fund	6,833	371,732
Fidelity Growth & Income Portfolio	12,123	420,182
Fidelity Growth Company Fund (a)	3,754	240,554
Fidelity Mid-Cap Stock Fund	8,559	243,080
Fidelity OTC Portfolio (a)	5,304	192,890
Fidelity Small Cap Growth Fund	805	10,974
Fidelity Small Cap Independence Fund	2,382	51,180
Fidelity Small Cap Value Fund	794	10,900
Fidelity Value Fund	2,456	193,067
TOTAL DOMESTIC EQUITY FUNDS		2,477,724
International Equity Funds - 19.6%
Fidelity Diversified International Fund	5,086	179,196
Fidelity Europe Fund	6,290	247,380
Fidelity Japan Fund	4,064	69,974
Fidelity Overseas Fund	4,057	179,645
Fidelity Southeast Asia Fund	1,592	36,689
TOTAL INTERNATIONAL EQUITY FUNDS		712,884
TOTAL EQUITY FUNDS (Cost $3,115,176)		3,190,608
Fixed-Income Funds - 11.0%

High Yield Fixed-Income Funds - 9.7%
Fidelity Capital & Income Fund	20,991	176,531
Fidelity High Income Fund	20,161	176,003
TOTAL HIGH YIELD FIXED-INCOME FUNDS		352,534
Investment Grade Fixed-Income Funds - 1.3%
Fidelity Government Income Fund	1,427	14,070
Fixed-Income Funds - continued
	Shares	Value
Investment Grade Fixed-Income Funds - continued
Fidelity Intermediate Bond Fund	1,048	$ 10,560
Fidelity Investment Grade Bond Fund	2,446	17,589
Fidelity Strategic Real Return Fund	349	3,543
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		45,762
TOTAL FIXED-INCOME FUNDS (Cost $397,455)		398,296
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.54%, dated 6/30/06 due 7/3/06 (Cost $52,000)	$ 52,020	52,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,564,631)		$ 3,640,904
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,564,631. Net unrealized appreciation aggregated $76,273, of which $78,195 related to appreciated investment securities and $1,922 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

June 30, 2006

F50-QTLY-0806

1.833437.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.2%
	Shares	Value
Domestic Equity Funds - 69.9%
Fidelity Blue Chip Growth Fund	11,376	$ 477,216
Fidelity Disciplined Equity Fund	16,760	480,849
Fidelity Equity-Income Fund	8,806	479,043
Fidelity Growth & Income Portfolio	15,874	550,190
Fidelity Growth Company Fund (a)	4,865	311,723
Fidelity Mid-Cap Stock Fund	11,077	314,595
Fidelity OTC Portfolio (a)	6,774	246,383
Fidelity Small Cap Growth Fund	1,026	13,983
Fidelity Small Cap Independence Fund	3,035	65,223
Fidelity Small Cap Value Fund	1,013	13,896
Fidelity Value Fund	3,134	246,360
TOTAL DOMESTIC EQUITY FUNDS		3,199,461
International Equity Funds - 20.3%
Fidelity Diversified International Fund	6,610	232,862
Fidelity Europe Fund	8,248	324,381
Fidelity Japan Fund	5,446	93,786
Fidelity Overseas Fund	5,271	233,392
Fidelity Southeast Asia Fund	2,025	46,652
TOTAL INTERNATIONAL EQUITY FUNDS		931,073
TOTAL EQUITY FUNDS (Cost $4,035,470)		4,130,534
Fixed-Income Funds - 9.8%

High Yield Fixed-Income Funds - 9.8%
Fidelity Capital & Income Fund	26,811	225,480
Fidelity High Income Fund	25,756	224,852
TOTAL FIXED-INCOME FUNDS (Cost $449,509)		450,332
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,484,979)		$ 4,580,866
Legend
(a) Non-income producing
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,484,979. Net unrealized appreciation aggregated $95,887, of which $96,960 related to appreciated investment securities and $1,073 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006